Cover	Sep. 04, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 04, 2025
Entity File Number	814-01211
Entity Registrant Name	Great Elm Capital Corp.
Entity Central Index Key	0001675033
Entity Tax Identification Number	81-2621577
Entity Incorporation, State or Country Code	MD
City Area Code	617
Local Phone Number	375-3006
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, $0.01 par value
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	GECC
Security Exchange Name	NASDAQ
5.875% Notes due 2026
Title of 12(b) Security	5.875% Notes due 2026
Trading Symbol	GECCO
Security Exchange Name	NASDAQ
8.75% Notes due 2028
Title of 12(b) Security	8.75% Notes due 2028
Trading Symbol	GECCZ
Security Exchange Name	NASDAQ
8.50% Notes due 2029
Title of 12(b) Security	8.50% Notes due 2029
Trading Symbol	GECCI
Security Exchange Name	NASDAQ
8.125% Notes due 2029
Title of 12(b) Security	8.125% Notes due 2029
Trading Symbol	GECCH
Security Exchange Name	NASDAQ